UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUES:
Total revenue	$ 34,094,368	$ 26,497,821
COST OF REVENUES:
Total cost of revenues	30,493,854	23,119,206
Gross profit	3,600,514	3,378,615
OPERATING EXPENSES:
Selling and marketing	66,471	57,991
General and administrative	1,064,198	400,617
Research and development	113,652	102,331
Total operating expenses	1,244,321	560,939
INCOME FROM OPERATIONS	2,356,193	2,817,676
OTHER INCOME (EXPENSES):
Interest expense	(62,438)	(50,324)
Interest income	654	819
Investment income	20,282	13,731
Other income	64,598	181,885
Other non-operating expenses, net	(17,393)	(6,243)
Total other income, net	5,703	139,868
INCOME BEFORE INCOME TAX PROVISION	2,361,896	2,957,544
PROVISION FOR INCOME TAXES	434,701	485,787
NET INCOME	1,927,195	2,471,757
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	603,745	(920,145)
COMPREHENSIVE INCOME	$ 2,530,940	$ 1,551,612
Earnings per ordinary share- basic (in dollars per share)	$ 0.09	$ 0.11
Earnings per ordinary share- diluted (in dollars per share)	$ 0.09	$ 0.11
Weighted average number of ordinary shares- basic (in shares)	22,000,000	22,000,000
Weighted average number of ordinary shares- diluted (in shares)	22,000,000	22,000,000
Non-related party
REVENUES:
Total revenue	$ 24,747,746	$ 22,199,058
COST OF REVENUES:
Total cost of revenues	30,493,854	19,362,131
Related party
REVENUES:
Total revenue	9,346,622	4,298,763
COST OF REVENUES:
Total cost of revenues	$ 8,353,493	$ 3,757,075